Cover	May 22, 2020	May 21, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date		Dec. 28, 2020
Entity Registrant Name		M.D.C. Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8951
Entity Tax Identification Number	84-0622967
Entity Address, Address Line One		4350 South Monaco Street
Entity Address, Address Line Two		Suite 500
Entity Address, City or Town		Denver
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80237
City Area Code		303
Local Phone Number		773-1100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key	0000773141
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	552676108
Security Exchange Name	NYSE
Senior Notes, 6%, Due January 2043 [Member]
Document Information [Line Items]
Title of 12(b) Security	6% Senior Notes due January 2043
Trading Symbol	552676AQ1
Security Exchange Name	NYSE